Statements of Consolidated Equity - USD ($) shares in Millions, $ in Millions		Total		Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Tesoro Corporation Stockholders’ Equity		Non-controlling Interest
Amount at Dec. 31, 2011		$ 3,978		$ 25	$ 1,000	$ 2,944	$ (226)	$ (75)			$ 310
Net earnings		770		0	0	743	0	0			27
Purchases of common stock		(126)		0	0	0	(126)	0			0
Allocated equity on Tesoro Logistics LP common unit issuance		171		0	(3)	0	0	0			174
Shares issued for equity-based compensation awards		29		0	34	0	(5)	0			0
Excess tax benefits from stock-based compensation arrangements		5		0	5	0	0	0			0
Amortization of equity settled awards		34		0	32	0	1	0			1
Dividend payments		(38)		0	0	(38)	0	0			0
Distributions to noncontrolling interest		(26)		0	0	0	0	0			(26)
Other comprehensive (income) loss, net of tax		(62)		0	0	0	0	(62)			0
Other		2		0	2	0	0	0			0
Amount at Dec. 31, 2012		4,737		$ 25	1,070	3,649	$ (356)	(137)			486
Amount (shares) at Dec. 31, 2011				150.7			(10.8)
Purchases of common stock (shares)				0.0			(3.5)
Shares issued for equity-based compensation awards (shares)				1.9			(0.1)
Amount (shares) at Dec. 31, 2012				152.6			(14.4)
Net earnings		454		$ 0	0	412	$ 0	0			42
Purchases of common stock		(436)		0	0	0	(436)	0			0
Additional noncontrolling interest from Rockies Natural Gas Business	[1]										0
Allocated equity on Tesoro Logistics LP common unit issuance		702		0	(10)	0	0	0			712
Shares issued for equity-based compensation awards		67		1	72	0	(6)	0			0
Excess tax benefits from stock-based compensation arrangements		11		0	11	0	0	0			0
Amortization of equity settled awards		43		0	41	0	0	0			2
Dividend payments		(121)		0	0	(121)	0	0			0
Distributions to noncontrolling interest		(59)		0	0	0	0	0			(59)
Other comprehensive (income) loss, net of tax		85		0	0	0	0	85			0
Other		2		0	2	0	0	0			0
Amount at Dec. 31, 2013		5,485		$ 26	1,186	3,940	$ (798)	(52)			1,183
Purchases of common stock (shares)				0.0			(8.4)
Shares issued for equity-based compensation awards (shares)				2.1			(0.1)
Amount (shares) at Dec. 31, 2013				154.7			(22.9)
Net earnings		888		$ 0	0	843	$ 0	0			45
Purchases of common stock		(500)		0	0	0	(500)	0			0
Additional noncontrolling interest from Rockies Natural Gas Business		432		0	0	0	0	0			432	[1]
Allocated equity on Tesoro Logistics LP common unit issuance		949		0	(11)	0	0	0			960
Shares issued for equity-based compensation awards		(3)		0	19	0	(22)	0			0
Excess tax benefits from stock-based compensation arrangements		20		0	20	0	0	0			0
Amortization of equity settled awards		38		0	36	0	0	0			2
Dividend payments		(141)		0	0	(141)	0	0			0
Distributions to noncontrolling interest		(96)		0	0	0	0	0			(96)
Other comprehensive (income) loss, net of tax		(97)		0	0	0	0	(97)			0
Other		1		0	5	0	0	0			(4)
Amount at Dec. 31, 2014		6,976	[2]	$ 26	$ 1,255	$ 4,642	$ (1,320)	$ (149)	$ 4,454	[2]	2,522	[2]
Purchases of common stock (shares)				0.0			(8.4)
Shares issued for equity-based compensation awards (shares)				1.9			(0.4)
Amount (shares) at Dec. 31, 2014				156.6			(31.7)
Net earnings		188							145		43
Purchases of common stock		(19)							(19)		0
Shares issued for equity-based compensation awards	[3]	6							6		0
Excess tax benefits from stock-based compensation arrangements		31							31		0
Distributions to noncontrolling interest		(44)							0		(44)
Other		(1)							(1)		0
Amount at Mar. 31, 2015	[2]	$ 7,078							$ 4,541		$ 2,537
Purchases of common stock (shares)		(0.3)
Shares issued for stock option exercises		$ 6
Shares issued for stock option exercises (shares)		0.2

[1]	Represents the preliminary fair value of noncontrolling interest related to QEPM and RGS that was recognized as part TLLP’s purchase price allocation for the Rockies Natural Gas Business acquisition.
[2]	We have 5.0 million shares of preferred stock authorized with no par value per share. No shares of preferred stock were outstanding as of March 31, 2015 and December 31, 2014.
[3]	We issued approximately 0.2 million shares and less than 0.1 million shares for proceeds of $6 million and $1 million primarily for stock option exercises under our equity-based compensation plans during the three months ended March 31, 2015 and 2014, respectively.